Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wells Fargo Commercial Mortgage Securities, Inc. (the “Depositor”)

Wells Fargo Bank, N.A. (“WFB”)

Wells Fargo Securities, LLC

Bank of America, N.A. (“BANA”)

BofA Securities, Inc.

Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”)

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

JPMorgan Chase Bank, National Association (“JPMCB”)

National Cooperative Bank, N.A. (“NCB”)

(collectively, the “Specified Parties”)

Re:	BANK 2025-BNK51 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-BNK51 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (as applicable) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 4 December 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, WFB, BANA, MSMCH, JPMCB and NCB (collectively, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property or Collateral Properties (both as defined herein) that secure the Mortgage Loan (except for any Co-Op Mortgage Loans (as defined herein)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
d.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance review files (the “Insurance Review Files”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),

e.	Asset summary report(s) (the “ASRs”) for each Mortgage Loan that is not a Co-Op Mortgage Loan,
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
g.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the commercial tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
h.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
i.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

j.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”) (except for any Co-Op Mortgage Loans), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan.

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Ground Rent Documents, Tax Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents and Tenant Billing Schedules are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 December 2025

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”). The Mortgage Loans that are secured by co-op properties are hereinafter referred to as the “Co-Op Mortgage Loans.”

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using the applicable Source Document(s) listed on the AUP Findings Schedules (as defined herein) and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared:
a.	The effective gross revenue or total revenues,
b.	Total expenses and
c.	Net operating income or net cash flow

for each Specified Period that is shown in the applicable Source Document(s) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the applicable Source Document(s), which is also below $10,000,
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loan and
d.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 2 of 5

Cashflow Reimbursement Comparison and Recalculation Procedures

2.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the applicable Source Document(s), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the applicable Source Document(s), which is also below $10,000, and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Supporting Expense Comparison and Recalculation Procedures

3.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the Underwritten Period, as shown in the applicable Source Document(s), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the applicable Source Document(s) and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

4.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared, the tax expense and insurance expense amounts for the Underwritten Period (as applicable), as shown in the applicable Source Document(s), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Only identify differences where the tax expense and insurance expense amounts in the applicable Source Document(s) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments and
b.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Attachment A Page 3 of 5

Lease Expiration and Termination Comparison Procedures

5.	Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for the Collateral Property or Collateral Properties that secure each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared:
a.	The lease expiration date only for the commercial tenants (ordered, from largest to smallest, by the underwritten base rent revenue of each tenant) that comprise 80% of the aggregate underwritten base rent revenue (a maximum of ten tenants), as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
b.	The lease early termination options for the ten largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, all as shown in the applicable Source Document(s), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using the applicable Source Document(s) listed on the AUP Findings Schedules and the Underwriting Instructions and Adjustments (as applicable) for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 15 Mortgage Loan or Co-Op Mortgage Loan (as applicable), we compared the lease expiration date and lease early termination options for the five largest commercial tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the applicable Source Document(s), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 90 days and
b.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Attachment A Page 4 of 5

Underwritten Cashflow Comparison and Recalculation Procedures

6.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File,
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments and
c.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000, and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

Attachment A Page 5 of 5

7.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

Sheraton Denver Downtown Hotel	No	$100,000,000
255 Greenwich	No	$90,000,000
Burke Centre	No	$88,000,000
Ellenton Premium Outlets	No	$84,000,000
Midwest Industrial Portfolio	No	$58,500,000
Brentwood Commons	No	$48,500,000
Market Place Center	No	$40,000,000
Marriott Chicago O’Hare	No	$34,750,000
Red Rock Commons	No	$28,050,000
4 Union Square South	No	$27,500,000
Natson Hotel Largo Portfolio	No	$26,000,000
BioMed MIT Portfolio	No	$23,500,000
Tennant Station	No	$22,500,000
Canyon Portal	No	$22,000,000
Courtyard Titusville Kennedy Space Center	No	$19,500,000
Lawton Town Center	No	$16,750,000
Lancaster Plaza	No	$16,050,000
1919 Madison Avenue	No	$12,500,000
E Residences at 6810 Polk Street	No	$12,000,000
Porterwood Shopping Center	No	$11,500,000
Meadowlark Gardens	No	$9,300,000
24535 Owners Corp.	Yes	$9,000,000
3900 Bailey Ave	No	$8,000,000
Greenbriar Owners Corp.	Yes	$7,500,000
Birchwood On The Green Owners Corp.	Yes	$7,500,000
Coronet Hall Tenants Corp.	Yes	$7,000,000
40-52 Derwood Circle	No	$7,000,000
Lambertville Mini Storage I and II	No	$7,000,000
150 Joralemon St. Owners Corp.	Yes	$7,000,000
711 Shore Road Owners Corp.	Yes	$6,800,000
Tudor Woods, Inc.	Yes	$6,600,000
Hillcrest Shopping Center	No	$6,500,000
Colorado Owners, Inc.	Yes	$6,250,000
Congress Owners, Ltd.	Yes	$5,400,000
StorQuest - San Leandro, CA	No	$5,200,000
Saxony Hall Owners, Inc.	Yes	$5,200,000
Karen Gardens	No	$5,000,000
A Storage Place Yucaipa	No	$5,000,000
Hartsdale Gardens Coop	No	$5,000,000
505 Central Avenue Corp.	Yes	$5,000,000
CVS Solomon Portfolio	No	$5,000,000
Katy Fort Bend Business Park	No	$4,830,000
7901 4th Tenants Corp.	Yes	$4,600,000
Lafayette Studios Corp.	Yes	$4,500,000
85 8th Avenue Owners Corp.	Yes	$4,500,000

Exhibit 1 to Attachment A Page 2 of 2

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

3050 Fairfield Avenue Owners Corp.	Yes	$4,300,000
3520 Tryon Avenue Owners, Inc.	Yes	$3,785,000
Highland Terrace Housing Development Fund Corporation	Yes	$3,750,000
494 Ocean Harbor View Apartment Corp.	Yes	$3,600,000
31 East 12th Street Owners, Inc.	Yes	$3,500,000
315 St. John’s Owners, Inc.	Yes	$3,500,000
Wisconsin Rapids Retail	No	$3,300,000
6535 Broadway Owners Corp.	Yes	$3,200,000
64th Apartment Corp.	Yes	$3,200,000
StorQuest - Vallejo, CA	No	$2,960,000
StorQuest - 51st Avenue, Phoenix, AZ	No	$2,850,000
137-05 Franklin Avenue Owners, Inc.	Yes	$2,800,000
57 Park Terrace West Owners, Inc.	Yes	$2,800,000
Park Avenue and Seventy-Seventh Street Corporation a/k/a Park Avenue and Seventy-Seventh Street, Corporation	Yes	$2,500,000
284-5 Apt Inc.	Yes	$2,450,000
111 Tenants Corp.	Yes	$2,400,000
3231-5-9 Barker Owners, Inc.	Yes	$2,200,000
80 Avenue P Owners Corp.	Yes	$2,000,000
The Manton House Corp.	Yes	$2,000,000
Hilltop Village Cooperative #Two, Inc. a/k/a Hilltop Village Cooperative #2, Inc.	Yes	$1,818,900
Hampton House Tenants Corp.	Yes	$1,750,000
Melissa Court Owners, Inc.	Yes	$1,700,000
Greenwich 33 Apartment Corp.	Yes	$1,500,000
Heathcote Manor Owners Corp.	Yes	$1,500,000
Gramatan Court Apartments, Inc.	Yes	$1,475,000
120 East 83rd Street Owners Corp.	Yes	$1,300,000
Wappanocca Manor, Inc.	Yes	$1,100,000
131 West Owners Corp.	Yes	$1,100,000
Carolyn Court Owners, Inc.	Yes	$1,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Sheraton Denver Downtown Hotel

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $100,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

255 Greenwich

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $90,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Lease Abstracts and Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Burke Centre

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $88,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Estoppels	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Ellenton Premium Outlets

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $84,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases, Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Midwest Industrial Portfolio

Mortgage Loan Seller: JPMCB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $58,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Brentwood Commons

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $48,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Market Place Center

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $40,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marriott Chicago O'Hare

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $34,750,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Red Rock Commons

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $28,050,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tenant Billing Schedule, Leases and Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4 Union Square South

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $27,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File and Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Natson Hotel Largo Portfolio

Mortgage Loan Seller: JPMCB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $26,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

BioMed MIT Portfolio

Mortgage Loan Seller: JPMCB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $23,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Tax Bills, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASR, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tennant Station

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $22,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases and Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance review file	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Canyon Portal

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $22,000,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Courtyard Titusville Kennedy Space Center

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $19,500,000		Non-Top 15 Mortgage Loan:	No
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lawton Town Center

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $16,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lancaster Plaza

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $16,050,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1919 Madison Avenue

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $12,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

E Residences at 6810 Polk Street

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $12,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Porterwood Shopping Center

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $11,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Meadowlark Gardens

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

24535 Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3900 Bailey Ave

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $8,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Greenbriar Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Birchwood On The Green Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Coronet Hall Tenants Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

40-52 Derwood Circle

Mortgage Loan Seller: WFB		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lambertville Mini Storage I and II

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

150 Joralemon St. Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

711 Shore Road Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,800,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Tudor Woods, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,600,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hillcrest Shopping Center

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Tax Bills, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Colorado Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,250,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Congress Owners, Ltd.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,400,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

StorQuest - San Leandro, CA

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Saxony Hall Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Karen Gardens

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

A Storage Place Yucaipa

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hartsdale Gardens Coop

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

505 Central Avenue Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

CVS Solomon Portfolio

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Katy Fort Bend Business Park

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,830,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7901 4th Tenants Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,600,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lafayette Studios Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

85 8th Avenue Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3050 Fairfield Avenue Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $4,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3520 Tryon Avenue Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,785,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Highland Terrace Housing Development Fund Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

494 Ocean Harbor View Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,600,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

31 East 12th Street Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

315 St John's Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wisconsin Rapids Retail

Mortgage Loan Seller: MSMCH		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

6535 Broadway Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

64th Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

StorQuest - Vallejo, CA

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,960,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

StorQuest - 51st Avenue, Phoenix, AZ

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,850,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No

The following items refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
5	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan, compare the lease expiration date (only for the commercial tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, with a maximum of ten commercial tenants) and lease early termination options (for the top ten commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.

	For each Mortgage Loan that is not a Top 15 Mortgage Loan or a Co-Op Mortgage Loan, compare the lease expiration date (for the top five commercial tenants by underwritten base rent revenue) and lease early termination options (for the top five commercial tenants by underwritten base rent revenue) that are shown in the Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

137-05 Franklin Avenue Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,800,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

57 Park Terrace West Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,800,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Park Avenue and Seventy-Seventh Street Corporation a/k/a Park Avenue and Seventy-Seventh Street, Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

284-5 Apt Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,450,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

111 Tenants Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,400,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3231-5-9 Barker Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,200,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

80 Avenue P Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Manton House Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilltop Village Cooperative #Two, Inc. a/k/a Hilltop Village Cooperative #2, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,818,900		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton House Tenants Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,750,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Melissa Court Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,700,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Greenwich 33 Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Heathcote Manor Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,500,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gramatan Court Apartments, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,475,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

120 East 83rd Street Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,300,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Wappanocca Manor, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,100,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

131 West Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,100,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Carolyn Court Owners, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Non-Top 15 Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes

The following item refers to the procedure described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
6	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net operating income line items that are shown on the Underwriting File. Identify any variance above 3% and $25,000.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable